PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — SERVICE SHARES AND PREMIER SHARES

SUPPLEMENT DATED JULY 1, 2014 TO

PROSPECTUS DATED APRIL 1, 2014

Shareholders of each of the Diversified Assets Portfolio and Treasury Portfolio have approved a new management agreement, effective June 30, 2014, between the Portfolio and its investment adviser to provide the Portfolio with investment advisory and administration services under a single agreement and fee structure.

1.	Effective June 30, 2014, the information under the sections entitled “PORTFOLIO SUMMARIES — Diversified Assets Portfolio — Fees and Expenses of the Portfolio” and “Example” on page 3 of the Prospectus is amended and restated as follows to reflect new total annual portfolio operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold Service and Premier Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
	Service Shares	Premier Shares
Management Fees	0.33%	0.33%
Other Expenses	0.29%	0.54%
Transfer Agent Fees	0.02%	0.02%
Service Agent Fees	0.25%	0.50%
Other Operating Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	0.62%	0.87%
Expense Reimbursement(2)	(0.02)%	(0.02)%
Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.60%	0.85%

(1)	The expense information in the table has been restated to reflect current fees.

(2)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.35%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” will be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to servicing fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2016 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

The following Example is intended to help you compare the cost of investing in the Service and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$61	$197	$344	$772
Premier Shares	$87	$276	$480	$1,071

2.	Effective June 30, 2014, the disclosure under the section entitled “PORTFOLIO SUMMARIES — Treasury Portfolio — Investment Objective” on page 12 of the Prospectus is amended and restated as follows:

The Portfolio is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal market conditions, exclusively in U.S. Treasury securities and related repurchase agreements and other securities that limit their investments to, or are backed by, U.S. Treasury securities.

3.	Effective June 30, 2014, the information under the sections entitled “PORTFOLIO SUMMARIES — Treasury Portfolio — Fees and Expenses of the Portfolio” and “Example” on page 12 of the Prospectus is amended and restated as follows to reflect new total annual portfolio operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold Service and Premier Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
	Service Shares	Premier Shares
Management Fees	0.18%	0.18%
Other Expenses	0.29%	0.54%
Transfer Agent Fees	0.02%	0.02%
Service Agent Fees	0.25%	0.50%
Other Operating Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	0.47%	0.72%
Expense Reimbursement(2)	(0.02)%	(0.02)%
Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.45%	0.70%

(1)	The expense information in the table has been restated to reflect current fees.

(2)
Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” will be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to servicing fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2016 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

The following Example is intended to help you compare the cost of investing in the Service and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$46	$149	$261	$590
Premier Shares	$72	$228	$399	$893